ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2023
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

6.ADVANCES TO SUPPLIERS

The advances to suppliers pertain primarily to amounts advances to suppliers, procurement agents who undertake the procurement of machinery, equipment, and component parts for the Group. It also includes advances to construction contractors engaged in the Group’s manufacturing projects and advances made for the purchase of other goods and services.